Submission	Jan. 07, 2026
Submission [Line Items]
Central Index Key	0001537805
Registrant Name	Mercedes-Benz Trust Leasing LLC
Registration File Number	333-288660
Form Type	SF-3
Submission Type	424H
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A